Offerings	Feb. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of WFC
Amount of Registration Fee	$ 0	[1],[2],[3],[4]
Offering Note	There is being registered hereby such indeterminate amount of the identified classes of securities as may from time to time be issued at indeterminate prices. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fees are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the Registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”). The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not exceed $15,000,000,000. The proposed maximum aggregate offering price has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of WFF
Amount of Registration Fee	$ 0	[1],[2],[3],[4]
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants of WFC
Amount of Registration Fee	$ 0	[1],[2],[3],[4]
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants of WFF
Amount of Registration Fee	$ 0	[1],[2],[3],[4]
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units of WFC
Amount of Registration Fee	$ 0	[1],[2],[3],[4]
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units of WFF
Amount of Registration Fee	$ 0	[1],[2],[3],[4]
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts of WFC
Amount of Registration Fee	$ 0	[1],[2],[3],[4]
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts of WFF
Amount of Registration Fee	$ 0	[1],[2],[3],[4]
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	WFC Guarantees of WFF Securities
Amount of Registration Fee	$ 0	[1],[2],[3],[4],[5]
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,868,190,000	[2],[3],[4]
Amount of Registration Fee	$ 534,197.04	[1],[2],[3],[4],[5]
Offering: 11
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000	[2],[3],[4]
Amount of Registration Fee	$ 138.10	[1],[2],[3],[4],[5]
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities of WFF
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532-01
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants of WFF
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532-01
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units of WFF
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532-01
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts of WFF
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532-01
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 20
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	WFC Guarantees of WFF Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532
Carry Forward Initial Effective Date	Apr. 27, 2023
Offering: 21
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 11,130,810,000	[2],[3],[4]
Carry Forward Form Type	S-3
Carry Forward File Number	333-270532
Carry Forward Initial Effective Date	Apr. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,258,579.14	[2],[3],[4]

[1]	In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.
[2]	The Registrants previously registered securities having a maximum aggregate offering price of $15 billion on Form S-3 (File Nos. 333-270532 and 333-270532-01) filed on April 27, 2023, as amended by Pre-Effective Amendment No. 1 on April 25, 2023, which became effective on April 27, 2023 (the “Prior Registration Statement”). In respect of the Prior Registration Statement, the Registrants (i) paid via offset from a prior registration statement (File No. 333-236148) the registration fee of $1,046,900 in respect of $9.5 billion in newly-registered securities (fee rate of $110.20 per million) (such fee offset was applied pursuant to Rule 457(p) under the Securities Act) and (ii) utilized previously-paid registration fees of (x) $24,240 in respect of $200 million in carry forward securities (fee rate of $121.20 per million) and (y) $687,940 in respect of $5.3 billion in carry forward securities (fee rate of $129.80 per million) (in each case, the carry forward securities remained unsold from a prior registration statement (File Nos. 333-239017 and 333-239017-01) and were included in the Prior Registration Statement pursuant to Rule 415(a)(6) under the Securities Act). Pursuant to Rule 415(a)(6), this Registration Statement includes $11,130,810,000 of unsold securities (the “Unsold Securities”) that were initially registered under the Prior Registration Statement. A registration fee of $1,258,579.14 was previously paid in respect of the Unsold Securities and will continue to be applied to the Unsold Securities. Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Registration Statement. In connection with the $3,869,190,000 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $534,335.14 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on January 22, 2026 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $534,197.04 in registration fees is being paid herewith.
[3]	The Registration Statement also covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of (i) an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under the Registration Statement and (ii) an indeterminate amount of other securities of the Registrants initially offered and sold under other registration statements. All such market-making transactions with respect to securities that are made pursuant to a prospectus supplement relating to, and after the effectiveness of, the Registration Statement are being made pursuant to the base prospectus contained in the Registration Statement.
[4]	There is being registered hereby such indeterminate amount of the identified classes of securities as may from time to time be issued at indeterminate prices. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fees are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the Registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”). The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not exceed $15,000,000,000. The proposed maximum aggregate offering price has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units.
[5]	Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Wells Fargo & Company being registered.